UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended September 30, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     KS Management Corp.

Address:  11 West 42nd Street, 30th Floor
          New York, New York 10036

13F File Number: 28-11617

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Jack Swain
Title:    Chief Investment Officer/Chief Compliance Officer
Phone:    (212) 764-3500


Signature, Place and Date of Signing:

/s/ Jack Swain               New York, New York             November 14, 2007
-------------------       ------------------------      ------------------------
  [Signature]                 [City, State]                       [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            1

Form 13F Information Table Entry Total:      104

Form 13F Information Table Value Total:   $273,206
                                          (thousands)


List of Other Included Managers:


No.   Form 13F File Number         Name


      028-12162                    KS Capital Partners, L.P.

                                                      FORM 13F INFORMATION TABLE

COLUMN 1                        COLUMN  2       COLUMN 3   COLUMN 4      COLUMN 5         COLUMN 6    COLUMN 7       COLUMN 8

                                TITLE                      VALUE     SHRS OR   SH/ PUT/   INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                  OF CLASS        CUSIP      (X$1000)  PRN AMT   PRN CALL   DISCRETION  MANAGERS   SOLE  SHARED  NONE
--------------                  --------        -----      --------  -------   --- ----   ----------  --------   ----  ------  ----
ALCAN INC                       COM             013716105  10369     103605    SH         DEFINED     1          X
ALCAN INC                       COM             013716105   8656      86495    SH         SOLE                   X
ALFA CORP                       COM             015385107   2886     158743    SH         DEFINED     1          X
ALFA CORP                       COM             015385107   2409     132528    SH         SOLE                   X
ANDREW CORP                     COM             034425108   2770     200015    SH         DEFINED     1          X
ANDREW CORP                     COM             034425108   2313     166985    SH         SOLE                   X
APPLEBEES INTL INC              COM             037899101   4014     161320    SH         DEFINED     1          X
APPLEBEES INTL INC              COM             037899101   3351     134680    SH         SOLE                   X
ARROW INTL INC                  COM             042764100   4165      91560    SH         DEFINED     1          X
ARROW INTL INC                  COM             042764100   3477      76440    SH         SOLE                   X
ARCHSTONE SMITH TR              COM             039583109   5864      97501    SH         DEFINED     1          X
ARCHSTONE SMITH TR              COM             039583109   4895      81399    SH         SOLE                   X
ALLTEL CORP                     COM             020039103   3387      48614    SH         DEFINED     1          X
ALLTEL CORP                     COM             020039103   2828      40586    SH         SOLE                   X
AVAYA INC                       COM             053499109   2801     165135    SH         DEFINED     1          X
AVAYA INC                       COM             053499109   2338     137865    SH         SOLE                   X
BCE INC                         COM NEW         05534B760   5183     129111    SH         DEFINED     1          X
BCE INC                         COM NEW         05534B760   4328     107789    SH         SOLE                   X
BIOENVISION INC                 COM             09059N100    290      55000    SH         DEFINED     1          X
BIOENVISION INC                 COM             09059N100    238      45000    SH         SOLE                   X
BAUSCH & LOMB INC               COM             071707103   1744      27250    SH         DEFINED     1          X
BAUSCH & LOMB INC               COM             071707103   1456      22750    SH         SOLE                   X
CALIFORNIA COASTAL CMNTYS IN    COM NEW         129915203    248      20163    SH         DEFINED     1          X
CALIFORNIA COASTAL CMNTYS IN    COM NEW         129915203    207      16833    SH         SOLE                   X
CLEAR CHANNEL COMMUNICATIONS    COM             184502102   2738      73139    SH         DEFINED     1          X
CLEAR CHANNEL COMMUNICATIONS    COM             184502102   2286      61061    SH         SOLE                   X
CERIDIAN CORP NEW               COM             156779100   1837      52865    SH         DEFINED     1          X
CERIDIAN CORP NEW               COM             156779100   1533      44135    SH         SOLE                   X
CABLEVISION SYS CORP            CL A NY CABLVS  12686C109   1847      52865    SH         DEFINED     1          X
CABLEVISION SYS CORP            CL A NY CABLVS  12686C109   1542      44135    SH         SOLE                   X
CYTYC CORP                      COM             232946103   6300     132217    SH         DEFINED     1          X
CYTYC CORP                      COM             232946103   5260     110383    SH         SOLE                   X
DADE BEHRING HLDGS INC          COM             23342J206   2517      32971    SH         DEFINED     1          X
DADE BEHRING HLDGS INC          COM             23342J206   2102      27527    SH         SOLE                   X
DOBSON COMMUNICATIONS CORP      CL A            256069105   7755     606367    SH         DEFINED     1          X
DOBSON COMMUNICATIONS CORP      CL A            256069105   6475     506233    SH         SOLE                   X
DOW JONES & CO INC              COM             260561105   2961      49595    SH         DEFINED     1          X
DOW JONES & CO INC              COM             260561105   2472      41405    SH         SOLE                   X
EDO CORP                        COM             281347104    891      15900    SH         DEFINED     1          X
EDO CORP                        COM             281347104    790      14100    SH         SOLE                   X
EQUITY INNS INC                 COM             294703103   1219      54000    SH         DEFINED     1          X
EQUITY INNS INC                 COM             294703103   1039      46000    SH         SOLE                   X
FIRST IND CORP                  COM             32054R108    859      27420    SH         DEFINED     1          X
FIRST IND CORP                  COM             32054R108    751      23986    SH         SOLE                   X
FOXHOLLOW TECHNOLOGIES INC      COM             35166A103   1376      52110    SH         DEFINED     1          X
FOXHOLLOW TECHNOLOGIES INC      COM             35166A103   1172      44390    SH         SOLE                   X
GENESCO INC                     COM             371532102   4877     105730    SH         DEFINED     1          X
GENESCO INC                     COM             371532102   4072      88270    SH         SOLE                   X
GLOBALSANTAFE CORP              SHS             G3930E101   4744      62403    SH         DEFINED     1          X
GLOBALSANTAFE CORP              SHS             G3930E101   3960      52097    SH         SOLE                   X
GUITAR CTR MGMT INC             COM             402040109   1402      23650    SH         DEFINED     1          X
GUITAR CTR MGMT INC             COM             402040109   1147      19350    SH         SOLE                   X
HARRAHS ENTMT INC               COM             413619107   5752      66163    SH         DEFINED     1          X
HARRAHS ENTMT INC               COM             413619107   4802      55237    SH         SOLE                   X
HORIZON OFFSHORE INC            COM NEW         44043J204   2442     147977    SH         DEFINED     1          X
HORIZON OFFSHORE INC            COM NEW         44043J204   2030     123023    SH         SOLE                   X
HUNTSMAN CORP                   COM             447011107   1422      53683    SH         DEFINED     1          X
HUNTSMAN CORP                   COM             447011107   1187      44817    SH         SOLE                   X
AQUILA INC                      COM             03840P102   2692     671277    SH         DEFINED     1          X
AQUILA INC                      COM             03840P102   2247     560423    SH         SOLE                   X
KAISER ALUMINUM CORP            COM PAR $0.01   483007704    418       5923    SH         DEFINED     1          X
KAISER ALUMINUM CORP            COM PAR $0.01   483007704    343       4865    SH         SOLE                   X
KEYSTONE AUTOMOTIVE INDS INC    COM             49338N109   2941      61585    SH         DEFINED     1          X
KEYSTONE AUTOMOTIVE INDS INC    COM             49338N109   2456      51415    SH         SOLE                   X
KYPHON INC                      COM             501577100   3090      44145    SH         DEFINED     1          X
KYPHON INC                      COM             501577100   2580      36855    SH         SOLE                   X
LAIDLAW INTL INC                COM             50730R102   5749     163228    SH         DEFINED     1          X
LAIDLAW INTL INC                COM             50730R102   4799     136272    SH         SOLE                   X
LORAL SPACE & COMMUNICATNS L    COM             543881106   1360      34212    SH         DEFINED     1          X
LORAL SPACE & COMMUNICATNS L    COM             543881106   1184      29790    SH         SOLE                   X
LYONDELL CHEMICAL CO            COM             552078107   2779      59950    SH         DEFINED     1          X
LYONDELL CHEMICAL CO            COM             552078107   2320      50050    SH         SOLE                   X
NORTHWESTERN CORP               COM NEW         668074305   2802     103114    SH         DEFINED     1          X
NORTHWESTERN CORP               COM NEW         668074305   2339      86086    SH         SOLE                   X
NEOWARE INC                     COM             64065P102   1454      89618    SH         DEFINED     1          X
NEOWARE INC                     COM             64065P102   1214      74818    SH         SOLE                   X
OWENS CORNING NEW               COM             690742101    531      21198    SH         DEFINED     1          X
OWENS CORNING NEW               COM             690742101    466      18610    SH         SOLE                   X
PORTLAND GEN ELEC CO            COM NEW         736508847    718      25811    SH         DEFINED     1          X
PORTLAND GEN ELEC CO            COM NEW         736508847    630      22660    SH         SOLE                   X
CATALINA MARKETING CORP         COM             148867104   2824      87200    SH         DEFINED     1          X
CATALINA MARKETING CORP         COM             148867104   2358      72800    SH         SOLE                   X
POGO PRODUCING CO               COM             730448107   3782      71210    SH         DEFINED     1          X
POGO PRODUCING CO               COM             730448107   3149      59290    SH         SOLE                   X
PRIMEWEST ENERGY TR             TR UNIT NEW     741930309   2794     105600    SH         DEFINED     1          X
PRIMEWEST ENERGY TR             TR UNIT NEW     741930309   2286      86400    SH         SOLE                   X
PLAYTEX PRODS INC               COM             72813P100    973      53250    SH         DEFINED     1          X
PLAYTEX PRODS INC               COM             72813P100    855      46750    SH         SOLE                   X
RURAL CELLULAR CORP             CL A            781904107   2983      68575    SH         DEFINED     1          X
RURAL CELLULAR CORP             CL A            781904107   2490      57250    SH         SOLE                   X
SLM CORP                        COM             78442P106   2629      52920    SH         DEFINED     1          X
SLM CORP                        COM             78442P106   2194      44180    SH         SOLE                   X
SEQUA CORPORATION               CL A            817320104   2172      13099    SH         DEFINED     1          X
SEQUA CORPORATION               CL A            817320104   1813      10936    SH         SOLE                   X
STATION CASINOS INC             COM             857689103   4672      53410    SH         DEFINED     1          X
STATION CASINOS INC             COM             857689103   3901      44590    SH         SOLE                   X
TIME WARNER INC                 COM             887317105   1130      34440    SH         DEFINED     1          X
TIME WARNER INC                 COM             887317105    976      29763    SH         SOLE                   X
TXU CORP                        COM             873168108   4526      66109    SH         DEFINED     1          X
TXU CORP                        COM             873168108   3779      55191    SH         SOLE                   X
USA MOBILITY INC                COM             90341G103    217      12862    SH         DEFINED     1          X
USA MOBILITY INC                COM             90341G103    190      11292    SH         SOLE                   X
EXCEL TECHNOLOGY INC            COM             30067T103    866      34704    SH         DEFINED     1          X
EXCEL TECHNOLOGY INC            COM             30067T103    759      30422    SH         SOLE                   X



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